Note 8 - Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
8.
NOTES PAYABLE

Notes payable consist of the following at
March 31, 2021
and
December 31, 2020:

	March 31, 2021	December 31, 2020
RBL Capital Group, LLC	$9,194,427	$9,431,157
SBA Loan - EIDL	159,899	159,899
SBA Loan - PPP	491,493	491,493
Subtotal	9,845,819	10,082,549
Less: deferred loan costs	(153,777)	(138,944)
Subtotal	9,692,042	9,943,605
Less: current portion	(1,093,288)	(1,330,018)
Long term debt	$8,598,754	$8,613,587

RBL Capital Group, LLC

Effective
June 30, 2014,
TOT Group, Inc. and its subsidiaries as co-borrowers, TOT Payments, LLC, TOT BPS, LLC, TOT FBS, LLC, Process Pink, LLC, TOT HPS, LLC and TOT New Edge, LLC (collectively, the “co-borrowers”), entered into a Loan and Security Agreement (“Credit Facility”) with RBL Capital Group, LLC (“RBL”), as lender (the “RBL Loan Agreement”). The original terms provided us with an
18
-month,
$10
million credit facility with interest at the higher of
13.90%
per annum or the prime rate plus
10.65%.
 On
May 2, 2016,
we renewed our Credit Facility with RBL, increasing the facility from
$10
million to
$15
million and extending the term through
February 2019.

The co-borrowers' obligations to RBL pursuant to the RBL Loan Agreement are secured by a first
priority security interest in all of the co-borrowers' tangible and intangible assets, including but not
limited to their merchants, merchant contracts and proceeds thereof, and all right title and interest in co-borrowers' processing contracts, contract rights, and portfolio cash flows with all processors of the co-borrowers.

On
December 19, 2019,
in connection with an addendum to those certain term notes made by TOT Group, Inc.in favor of RBL, the Credit Facility referred to above, we received funding of
$1,000,000
and new terms were negotiated for the total outstanding notes payable amount of
$9,431,157.
This total loan amount bears interest at
14.19%.
On
January 20, 2020,
we were required to make
one
(
1
) payment of interest only for
$117,329,
followed by
five
(
5
) payments of interest only in the amount of
$111,523.
Effective
July 20, 2020,
we were required to make
forty-eight
(
48
) monthly payments, which includes principal and interest for
$258,620,
until
March 20, 2024
the date this term note matures. In the event any of the installments or other payment required to be made is not
received by or on behalf of RBL in full within
ten
(
10
) days after the due date thereof, and the same subsequently is received and accepted by or on behalf of RBL, the Company shall pay on demand a late charge in the amount of five
percent (
5%
) of the amount of the delinquent payment. In the event of the occurrence of an Event of Default (as defined in the Loan Agreement), the entire unpaid balance of principal and interest of the Loan shall become due and payable immediately, without notice or demand, at the election of the Note holder, provided that the holder shall endeavor (but is not
required) to provide notice to the Company of any such acceleration. The Company waives demand, presentment for payment, protest, notice of protest and notice of nonpayment or dishonor of the Note. The Company shall not
have any right to prepay this loan except as expressly provided in the Loan Agreement.

On
June 20, 2020,
in connection with those certain term notes made by TOT Group, Inc.in favor of RBL, the Credit Facility referred to above, the Company executed two
(
2
) promissory term notes, totaling
$9,431,157,
 which replaces all previous outstanding term notes with RBL.The first
term note is for
$4,432,157
and bears interest at
14.19%.
 On
December 20, 2021,
we are required to make
one
(
1
) payment of interest only for
$67,746,
followed by
eight
(
8
) payments of interest only for the same amount, followed by a balloon payment for any outstanding principal and accrued interest of approximately
$5,540,128.
The
second
  term note is for
$5,000,000
 and bears interest at
14.19%.
 On
June 20, 2020,
we are required to make
one
(
1
) payment of interest only for
$59,125
 followed by
six
 (
6
) payments of interest only for the same amount. Starting on
January
20,2021,
the Company shall make
twenty
(
20
) equal monthly payments of principal and interest of
$137,109,
followed by
one
(
1
) payment of principal and interest for approximately
$3,290,475.In
connection with this term note, the Company agreed to pay a financing fee of
$894,311.
Such financing fee will be due and payable as follows;
$25,000
on
February 20, 2021;
$25,000
on
June 20, 2021;
$94,311
on
August 20, 2022;
and
$750,000
on
September 20, 2022.
The Company waives demand, presentment for payment, protest, notice of protest and notice of nonpayment or dishonor of the Note. The Company shall not
have any right to prepay this loan except as expressly provided in the Loan Agreement. The Company waives demand, presentment for payment, protest, notice of protest and notice of nonpayment or dishonor of the Note. The Company shall not
have any right to prepay this loan except as expressly provided in the Loan Agreement.

On
March 27, 2020,
our Company entered into a Master Exchange Agreement (the “ESOUSA Agreement”) with ESOUSA Holdings, LLC ("ESOUSA"), a related party. Prior to entering into the ESOUSA Agreement, ESOUSA agreed to acquire an existing promissory note that had been previously issued by the Company, of up to
$2,000,000
in principal amount outstanding plus interest due to RBL Capital Group, LLC ("RBL"). Pursuant to the ESOUSA Agreement, the Company had the right, at any time prior to
March 27, 2021,
to request ESOUSA, and ESOUSA agreed upon each such request, to exchange this promissory note in tranches on the dates when the Company instructs ESOUSA, for such number of shares of the Company's common stock (“Common Stock”) as determined under the ESOUSA Agreement based upon the number of shares of Common Stock (already in ESOUSA's possession) that ESOUSA sold in order to finance its purchase of such tranche of the promissory note from RBL Capital Group, LLC. ESOUSA will purchase each tranche of the promissory note equal to
88%
of the gross proceeds from the shares of Common Stock sold by ESOUSA to finance the purchase of such Exchange Amount from RBL Capital Group, LLC. Each such tranche to be
$148,000
unless otherwise agreed to by the Company and ESOUSA.

On
April 23, 2020
and
August 3, 2020,
the Company entered into certain amendments to the ESOUSA Agreement, which together increased from
$2,000,000
to
$15,000,000
the principal amount and unpaid interest of
one
or more promissory notes of the Company or its direct or indirect subsidiaries that ESOUSA either purchased in whole or has an irrevocable right to purchase in tranches from RBL in connection with the ESOUSA Agreement.

On
March 27, 2020,
the Company received its
first
tranche of RBL promissory notes in the aggregate amount of
$148,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  Included in other accrued expenses at
March 31, 2021
is approximately
$145,000
in connection with this
first
tranche for which shares of Common Stock have
not
yet been issued.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$148,000
from RBL under the Credit Facility.

On
April 28, 2020,
the Company received its
second
tranche of RBL promissory notes in the aggregate amount of
$143,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
65,862
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$143,000
from RBL under the Credit Facility.

On
August 11, 2020,
the Company received its
third
tranche of RBL promissory notes in the aggregate amount of
$707,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
66,190
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$707,000
from RBL under the Credit Facility.

On
August 21, 2020,
the Company received its
fourth
tranche of RBL promissory notes in the aggregate amount of
$401,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
45,654
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$401,000
from RBL under the Credit Facility.

On
September 25, 2020,
the Company received its
fifth
tranche of RBL promissory notes in the aggregate amount of
$426,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
50,000
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$426,000
from RBL under the Credit Facility.

   On
December 30, 2020,
the Company received its
sixth
tranche of RBL promissory notes in the aggregate amount of
$1,960,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
200,000
shares of Common Stock to ESOUSA in connection
with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$1,960,000
from RBL under the Credit Facility.

SBA Loans

On
May 7, 2020,
the Company entered into a promissory note (the “Note”) evidencing an unsecured loan (the “Loan”) in the amount of
$491,493
 made to the Company under the Paycheck Protection Program (the “PPP”). The Note matures on
May 7, 2022
and bears interest at a rate of
1%
per annum. Beginning
December 7, 2020,
the Company is required to make
17
monthly payments of principal and interest, with the principal component of each such payment based upon the level amortization of principal over a two
-year period from
May 7, 2020.
Pursuant to the terms of the CARES Act and the PPP, the Company may
apply to the Lender for forgiveness for the amount due on the Loan. The amount eligible for forgiveness is based on the amount of Loan proceeds used by the Company (during the eight
-week period after the Lender makes the
first
disbursement of Loan proceeds) for the payment of certain covered costs, including payroll costs (including benefits), interest on mortgage obligations, rent and utilities, subject to certain limitations and reductions in accordance with the CARES Act and the PPP. On
May 9, 2021,
our Company was informed by the Small Business Administration that the loan forgiveness application was approved. The Company will reverse the amount due and reflect it as a gain on extinguishment of debt in the next reporting period.

On
May 18, 2020,
the Company entered into a promissory note (the "Note") in the amount of
$159,899
made to the Company by the U.S. Small Business Administration under the Economic Injury Disaster Loan program. Monthly installment payments on the Note will begin twelve
months from the date of the Note, with the balance of any accrued principal and interest at
3.75%
annually, payable
thirty
years from the date of the Note.

Scheduled notes payable principal repayment at
March 31, 2021
is as follows:

2021 (remainder of year)	$1,093,288
2022	8,574,057
2023	5,514
2024	5,514
thereafter	167,446

Balance March 31, 2021	$9,845,819

NOTE
8.
NOTES PAYABLE

Notes payable consist of the following:

	December 31, 2020	December 31, 2019
RBL Capital Group, LLC	$9,431,157	$9,431,157
SBA Loan - EIDL	159,899	-
SBA Loan - PPP	491,493	-
Subtotal	10,082,549	9,431,157
Less: deferred loan costs	(138,944)	(179,610)
Subtotal	9,943,605	9,251,547
Less: current portion	(1,330,018)	(909,086)
Long term debt	$8,613,587	$8,342,461

RBL Capital Group, LLC

Effective
June 30, 2014,
TOT Group, Inc. and its subsidiaries as co-borrowers, TOT Payments, LLC, TOT BPS, LLC, TOT FBS, LLC, Process Pink, LLC, TOT HPS, LLC and TOT New Edge, LLC (collectively, the “co-borrowers”), entered into a Loan and Security Agreement (“Credit Facility”) with RBL Capital Group, LLC (“RBL”), as lender (the “RBL Loan Agreement”). The original terms provided us with an
18
-month,
$10
million credit facility with interest at the higher of
13.90%
per annum or the prime rate plus
10.65%.
On
May 2, 2016,
we renewed our Credit Facility with RBL, increasing the facility from
$10
million to
$15
million and extending the term through
February 2019.

The co-borrowers' obligations to RBL pursuant to the RBL Loan Agreement are secured by a first
priority security interest in all of the co-borrowers' tangible and intangible assets, including but not
limited to their merchants, merchant contracts and proceeds thereof, and all right title and interest in co-borrowers' processing contracts, contract rights, and portfolio cash flows with all processors of the co-borrowers. On
December 19, 2019,
in connection with an addendum to those certain term notes made by TOT Group, Inc.in favor of RBL, the Credit Facility referred to above, we received funding of
$1,000,000
and new terms were negotiated for the total outstanding notes payable amount of
$9,431,157.
This total loan amount bears interest at
14.19%.
On
January 20, 2020,
we were required to make
one
(
1
) payment of interest only for
$117,329,
followed by
five
(
5
) payments of interest only in the amount of
$111,523.
Effective
July 20, 2020,
we were required to make
forty-eight
(
48
) monthly payments, which includes principal and interest for
$258,620,
until
March 20, 2024
the date this term note matures. In the event any of the installments or other payment required to be made is not
received by or on behalf of RBL in full within
ten
(
10
) days after the due date thereof, and the same subsequently is received and accepted by or on behalf of RBL, the Company shall pay on demand a late charge in the amount of five
percent (
5%
) of the amount of the delinquent payment. In the event of the occurrence of an Event of Default (as defined in the Loan Agreement), the entire unpaid balance of principal and interest of the Loan shall become due and payable immediately, without notice or demand, at the election of the Note holder, provided that the holder shall endeavor (but is not
required) to provide notice to the Company of any such acceleration. The Company waives demand, presentment for payment, protest, notice of protest and notice of nonpayment or dishonor of the Note. The Company shall not
have any right to prepay this loan except as expressly provided in the Loan Agreement.

On
June 20, 2020,
in connection with those certain term notes made by TOT Group, Inc.in favor of RBL, the Credit Facility referred to above, the Company executed two
(
2
) promissory term notes, totaling
$9,431,157,
which replaces all previous outstanding term notes with RBL The first
term note is for
$4,432,157
and bears interest at
14.19%.
On
December 20, 2021,
we are required to make
one
(
1
) payment of interest only for
$67,746,
followed by
eight
(
8
) payments of interest only for the same amount, followed by a balloon payment for any outstanding principal and accrued interest of approximately
$5,540,128..
The
second
term note is for
$5,000,000
and bears interest at
14.19%.
On
June 20, 2020,
we are required to make
one
(
1
) payment of interest only for
$59,125
followed by
six
(
6
) payments of interest only for the same amount. Starting on
January
20,2021,
the Company shall make
twenty
(
20
) equal monthly payments of principal and interest of
$137,109,
followed by
one
(
1
) payment of principal and interest for approximately
$3,290,475.In
connection with this term note, the Company agreed to pay a financing fee of
$894,311.
Such financing fee will be due and payable as follows;
$25,000
on
February 20, 2021;
$25,000
on
June 20, 2021;
$94,311
on
August 20, 2022;
and
$750,000
on
September 20, 2022.
The Company waives demand, presentment for payment, protest, notice of protest and notice of nonpayment or dishonor of the Note. The Company shall not
have any right to prepay this loan except as expressly provided in the Loan Agreement.

The Company waives demand, presentment for payment, protest, notice of protest and notice of nonpayment or dishonor of the Note. The Company shall not
have any right to prepay this loan except as expressly provided in the Loan Agreement. On
March 27, 2020,
our Company entered into a Master Exchange Agreement (the “ESOUSA Agreement”) with ESOUSA Holdings, LLC ("ESOUSA"), a related party. Prior to entering into the ESOUSA Agreement, ESOUSA agreed to acquire an existing promissory note that had been previously issued by the Company, of up to
$2,000,000
in principal amount outstanding plus interest due to RBL Capital Group, LLC ("RBL"). Pursuant to the ESOUSA Agreement, the Company has the right, at any time prior to
March 27, 2021,
to request ESOUSA, and ESOUSA agreed upon each such request, to exchange this promissory note in tranches on the dates when the Company instructs ESOUSA, for such number of shares of the Company's common stock (“Common Stock”) as determined under the ESOUSA Agreement based upon the number of shares of Common Stock (already in ESOUSA's possession) that ESOUSA sold in order to finance its purchase of such tranche of the promissory note from RBL Capital Group, LLC. ESOUSA will purchase each tranche of the promissory note equal to
88%
of the gross proceeds from the shares of Common Stock sold by ESOUSA to finance the purchase of such Exchange Amount from RBL Capital Group, LLC. Each such tranche to be
$148,000
unless otherwise agreed to by the Company and ESOUSA.

On
April 23, 2020
and
August 3, 2020,
the Company entered into certain amendments to the ESOUSA Agreement, which together increased from
$2,000,000
to
$15,000,000
the principal amount and unpaid interest of
one
or more promissory notes of the Company or its direct or indirect subsidiaries that ESOUSA either purchased in whole or has an irrevocable right to purchase in tranches from RBL in connection with the ESOUSA Agreement.

On
March 27, 2020,
the Company received its
first
tranche of RBL promissory notes in the aggregate amount of
$148,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. Included in other accrued expenses at
September 30, 2020
is approximately
$145,000
in connection with this
first
tranche for which shares of Common Stock have
not
yet been issued. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$148,000
from RBL under the Credit Facility.

On
April 28, 2020,
the Company received its
second
tranche of RBL promissory notes in the aggregate amount of
$143,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
65,862
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$143,000
from RBL under the Credit Facility.

On
August 11, 2020,
the Company received its
third
tranche of RBL promissory notes in the aggregate amount of
$707,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
66,190
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$707,000
from RBL under the Credit Facility.

On
August 21, 2020,
the Company received its
fourth
tranche of RBL promissory notes in the aggregate amount of
$401,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
45,654
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$401,000
from RBL under the Credit Facility.

On
September 25, 2020,
the Company received its
fifth
tranche of RBL promissory notes in the aggregate amount of
$426,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
50,000
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$426,000
from RBL under the Credit Facility.

On
December 30, 2020,
the Company received its
sixth
tranche of RBL promissory notes in the aggregate amount of
$1,960,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. In
January 2021,
the Company issued
200,000
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$1,960,000
from RBL under the Credit Facility.

SBA Loans

On
May 7, 2020,
the Company entered into a promissory note (the “Note”) evidencing an unsecured loan (the “Loan”) in the amount of
$491,493
made to the Company under the Paycheck Protection Program (the “PPP”). The Note matures on
May 7, 2022
and bears interest at a rate of
1%
per annum. Beginning
December 7, 2020,
the Company is required to make
17
monthly payments of principal and interest, with the principal component of each such payment based upon the level amortization of principal over a two
-year period from
May 7, 2020.
Pursuant to the terms of the CARES Act and the PPP, the Company may
apply to the Lender for forgiveness for the amount due on the Loan. The amount eligible for forgiveness is based on the amount of Loan proceeds used by the Company (during the eight
-week period after the Lender makes the
first
disbursement of Loan proceeds) for the payment of certain covered costs, including payroll costs (including benefits), interest on mortgage obligations, rent and utilities, subject to certain limitations and reductions in accordance with the CARES Act and the PPP.
No
assurance can be given, at this time, that the Company will obtain forgiveness of the Loan in whole or in part.

On
May 18, 2020,
the Company entered into a promissory note (the "Note") in the amount of
$159,899
made to the Company by the U.S. Small Business Administration under the Economic Injury Disaster Loan program. Monthly installment payments on the Note will begin twelve
months from the date of the Note, with the balance of any accrued principal and interest at
3.75%
annually, payable thereafter.

Scheduled Notes Payable Principal Repayment at
December 31, 2020
is as follows:

2021	1,330,018
2022	8,574,057
2023	5,514
2024	5,514
2025	167,446
Balance December 31, 2020	$10,082,549